Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The policy prohibits transacting in Prudential securities while in possession of material non-public information (“MNPI”) about Prudential. Among other things, the policy prohibits the practice known as “tipping,” or conveying MNPI about Prudential to others, speculative trading in Prudential securities (including short sales, the trading of options or other derivatives and hedging transactions), pledging, or using as collateral, Prudential securities to secure personal loans or other obligations, and holding Prudential securities in a margin account. The policy also establishes “closed window periods” around the release of our quarterly financial results, during which certain designated employees are prohibited from transacting in Prudential securities. And the policy requires that the members of our Board and certain senior executives seek and receive pre-approval of transactions in Prudential securities.
In addition, the Insider Trading Policy incorporates our policy applicable to 10b5-1 trading plans, which permits certain senior executives to trade pursuant to a pre-established trading plan, subject to restrictions and in compliance with applicable laws, rules and regulations. Under the 10b5-1 trading plan policy, all such plans must be precleared by our Law Department and may only be entered into, modified or terminated during an open trading window while not in possession of MNPI.
Our Insider Trading Policy does not apply to the Company’s transactions in its own securities because all such transactions require the pre-approval of the Law Department. And, except pursuant to a 10b5-1 trading plan, the Company is not permitted to transact in its own securities during a closed trading window or while in possession of MNPI about the Company. Our practice is to execute our share repurchase program by means of 10b5-1 trading plans
Award Timing Method	The policy also establishes “closed window periods” around the release of our quarterly financial results, during which certain designated employees are prohibited from transacting in Prudential securities.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The policy prohibits transacting in Prudential securities while in possession of material non-public information (“MNPI”) about Prudential.